Statement of Financial Position	Mar. 31, 2021 GBP (£)	Mar. 31, 2021 EUR (€)	Sep. 30, 2020 GBP (£)	Mar. 31, 2020 GBP (£)	Mar. 31, 2020 EUR (€)	Sep. 30, 2019 GBP (£)	Jan. 31, 2019 GBP (£)	Jan. 01, 2019 GBP (£)	Dec. 31, 2018 GBP (£)
Non-current assets
Property, plant and equipment	£ 75,389		£ 20,722			£ 4,115
Intangible assets	9,852,039		6,792,770			3,275,544	£ 348,505	£ 348,505	£ 348,505
Fixed asset investments	25,000		25,000
Total non-current assets	9,952,428		6,838,492			3,279,659	348,505	348,505
Current assets
Trade and other receivables	386,639		217,169			726,329	36,144	36,144
Cash and cash equivalents	5,560,489	€ 5,560,489	150,616	£ 1,498,725	€ 1,498,725	3,420,730	251,286	251,286	251,286
Total current assets	5,947,128		367,785			4,147,059	287,430	287,430
Assets	15,899,556		7,206,277			7,426,718	635,935	635,935
Current liabilities
Trade and other payables	4,017,718		1,846,518			3,074,136	388,838	388,838
Borrowings	3,500,000		4,225,854
Total current liabilities	7,517,718		6,072,372			3,074,136		388,838
Non-current liabilities
Trade and other payables	1,149,164		413,358			167,289
Borrowings	10,852,109		0			2,668,800
Deferred tax	0		0			445,723
Total non-current liabilities	12,001,273		413,358			3,281,812
Liabilities	(19,518,991)		(6,485,730)			(6,355,948)	(388,838)	(388,838)
Net (liabilities)/assets	(3,619,435)		720,547			1,070,770	247,097	247,097
EQUITY
Share capital	129		129			129	129	129
Convertible loan notes treated as equity	1,000,000		1,000,000			1,000,000	1,000,000	1,000,000
Other reserves	172,874		104,276			8,945
Retained earnings	(4,792,438)		(383,858)			61,696	(753,032)	(753,032)	(753,032)
Total equity	£ (3,619,435)		£ 720,547	£ 459,675		£ 1,070,770	£ 247,097	£ 247,097	£ (922,049)